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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-82510

             SUPPLEMENT DATED DECEMBER 5, 2002 TO THE PROSPECTUS OF
                    MORGAN STANLEY VARIABLE INVESTMENT SERIES
                                     CLASS X
                                DATED MAY 1, 2002


The paragraph pertaining to the Global Dividend Growth Portfolio of the Fund in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is hereby replaced by the following:

     GLOBAL DIVIDEND GROWTH PORTFOLIO - The Fund is managed by the Global Value team. Current members of the team include Frances Campion, Paul Boyne and Emilio Alvarez.